Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Operating activities
Income (Ioss) for the year	$ 2,524,763	$ (153,715)	$ (234,467)
Adjusted for:
Interest income	(1,091)	(1,846)	(2,338)
Interest expense	6,291	6,236	0
Gain on settlement of debt	(2,779,882)	0	0
Changes in working capital items:
Amounts receivable and other assets	(3,841)	(360)	(1,586)
Amounts payable and other liabilities	2,114	2,062	(1,323)
Due to a related party	8,769	55,972	(380,192)
Net cash used in operating activities	(242,877)	(91,651)	(619,906)
Investing activities
Interest received	1,091	1,846	2,338
Net cash provided by investing activities	1,091	1,846	2,338
Financing activities
Proceeds from private placement	500,000	0	458,863
Share issuance costs	(16,558)	0	0
Proceeds from loan payable	0	100,000	0
Repayment of loan payable	(100,000)	0	0
Interest paid on related party loan	(7,500)	(5,027)	0
Net cash provided by financing activities	375,942	94,973	458,863
Increase (decrease) in cash	134,156	5,168	(158,705)
Cash, beginning of the year	72,373	67,205	225,910
Cash, end of the year	206,529	72,373	67,205
Supplementary cash flow information:
Issuance of shares for settlement of related party debt	$ 126,000	$ 0	$ 0